Mining Rigs - Schedule of Mining Rigs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cost:
Beginning balance		$ 67,324		$ 63,477
Ending Balance		620,667		67,324		$ 63,477
Cost [Member]
Cost:
Beginning balance		184,905		168,513		122,203
Additions		644,975	[1]	24,982	[1]	63,041
Disposals		(2,389)		(8,590)		(16,731)
Ending Balance		827,491		184,905		168,513
Accumulated Depreciation [Member]
Cost:
Beginning balance		(117,480)		(104,935)		(94,399)
Charge for the year		(82,967)		(19,470)		(25,663)
Disposals		2,338		6,925		15,127
Ending Balance		(198,109)		(117,480)		(104,935)
Impairment [Member]
Cost:
Beginning balance		(101)		(101)		(101)
Additions	[2]	(8,665)
Disposals		51
Ending Balance		$ (8,715)		$ (101)		$ (101)

[1]	Approximately US$595.9 million and US$16.7 million of addition to mining rigs in the year ended December 31, 2025 and 2024 were transferred from inventories.
[2]	During the year ended December 31, 2025, the Group recognized impairment losses of approximately US$8.7 million on certain mining rigs, predominantly older-generation rigs. This reflects changes in market conditions, including reduced expected economic performance, increased network hash rates and lower observable market prices for comparable rigs. The Group assessed the recoverable amount of these assets based on the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal was determined with reference to recent transaction prices and available secondary market listings for comparable rigs, while value in use was estimated using discounted cash flow models based on expected future cash flows from mining operations. The value in use assessment involves significant judgment and is based on assumptions such as cryptocurrency prices, network hash rate, operating costs and discount rates. Following this assessment, the carrying amounts of the affected rigs were written down to their recoverable amounts, and the resulting impairment loss was recognized in profit or loss. No impairment losses were recognized for the years ended December 31, 2024 and 2023.